Related party transactions (Details) £ in Thousands	1 Months Ended	9 Months Ended
	Mar. 31, 2016 compound	Sep. 30, 2021 GBP (£) arrangement
Disclosure of transactions between related parties [line items]
Number of main related party arrangement | arrangement		3
Evotec AG
Disclosure of transactions between related parties [line items]
Number of novel compounds under joint operations | compound	3
Proportion of ownership interest in joint operation	50.00%
Invoiced, related party transactions		£ 223,000
Outstanding, related party transactions		0
Evotec AG | Celgene Corporation
Disclosure of transactions between related parties [line items]
Invoiced, related party transactions		9,983
Outstanding, related party transactions		1,294
Aptuit (Verona) SRL
Disclosure of transactions between related parties [line items]
Invoiced, related party transactions		724,000
Outstanding, related party transactions		121,000
Accrued expenses, related party transactions		£ 189